Additional cash flow information - Summary of Proceeds from Sale of Property, Plant and Equipment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment [abstract]
Net book amount	£ 4	£ 6
Profit/(loss) on sale of property, plant and equipment	2	(1)
Proceeds from sale of property, plant and equipment	£ 6	£ 5	£ 14